Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Financial Income and Expenses

	2024 $m	2023 $m	2022 $m

Financial income

Financial income on deposits and money market funds	48	33	17

Interest income on loans and other assets	15	6	5

	63	39	22

Financial expenses

Interest expense on external borrowings	131	85	92

Interest expense on lease liabilities	30	29	29

Unwind of discount on deferred purchase consideration	–	1	–

Foreign exchange losses/(gains)	25	(35)	(10)

Other charges	17	11	7

	203	91	118